Fair value measurements - Carrying amount and fair value (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair value measurements
Carrying amount of derivative financial assets	$ 497,403	$ 867,809
Fair value of derivative financial assets	497,403	867,809
Net carrying amount	(2,979,339)	(1,134,516)
Net fair value	(2,984,338)	(1,134,780)
Transfers of assets from level 1 to level 2	0	0
Transfers of assets from level 2 to level 1	0	0
Transfers of liabilities from level 1 to level 2	0	0
Transfers of liabilities from level 2 to level 1	0	0
Financial debt
Fair value measurements
Carrying amount of financial liabilities	(3,476,742)	(1,988,181)
Fair value of financial liabilities	(3,481,741)	(1,988,445)
Interest-bearing loans and borrowings
Fair value measurements
Fair value of financial liabilities	(3,481,741)	(1,988,445)
Derivative financial instruments
Fair value measurements
Carrying amount of financial liabilities		(14,144)
Fair value of financial liabilities		(14,144)
Jet fuel Asian call options
Fair value measurements
Carrying amount of derivative financial assets	497,403	867,809
Fair value of derivative financial assets	497,403	867,809
Interest rate swap contracts
Fair value measurements
Fair value of financial liabilities		(14,144)
Level 2
Fair value measurements
Net fair value	(2,984,338)	(1,134,780)
Level 2 | Interest-bearing loans and borrowings
Fair value measurements
Fair value of financial liabilities	(3,481,741)	(1,988,445)
Level 2 | Jet fuel Asian call options
Fair value measurements
Fair value of derivative financial assets	$ 497,403	867,809
Level 2 | Interest rate swap contracts
Fair value measurements
Fair value of financial liabilities		$ (14,144)